Average Annual Total Returns - Morningstar U.S. Equity Fund	Morningstar U.S. Equity Fund Since Inception	Morningstar U.S. Equity Fund 1 Year	Morningstar U.S. Equity Fund Inception Date	Morningstar U.S. Equity Fund Return After Taxes on Distributions Since Inception	Morningstar U.S. Equity Fund Return After Taxes on Distributions 1 Year	Morningstar U.S. Equity Fund Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Morningstar U.S. Equity Fund Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Morningstar U.S. Market Index (reflects no deduction for fees, expenses, or taxes) Since Inception		Morningstar U.S. Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year
Total	10.75%	10.49%	Nov. 02, 2018	10.13%	9.92%	8.18%	6.60%	19.15%	[1]	20.90%	[1]

[1]	The Morningstar U.S. Market Index is a diversified, broad-market index that targets 97% market capitalization coverage of the U.S. stock market.